SCHEDULE OF CHANGES IN BORROWINGS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Settlement from discontinued operations’ receivable	$ (323,283)
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning balance	2,179,047
Proceeds from third parties	2,890,047	774,047
Repayment of loans to third parties	(1,333,264)
Addition from debt restructuring	2,834,981
Deletion from debt restructuring	(2,834,981)
Settlement from discontinued operations’ receivable	(323,283)
Transfer from discontinued operations	4,052,030
Loan acquired in the reverse recapitalization		1,405,000
Exchange difference	33,892
Ending balance	$ 7,498,469	$ 2,179,047